Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions
A.	Balances with related parties:

	December 31,	December 31,
	2016	2015
	U.S. Dollars
Accounts receivable	20	79
Due from affiliated companies	77	559

B.	Transactions with related parties:

	Year Ended December 31,
	2016	2015	2014
	U.S. Dollars
Purchases from Parent and affiliates	3	43	93
Interest income (expense) from Parent	(28)	(9)	24
Sales to Parent and affiliated companies	145	109	297